Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenue
Passenger revenue	$ 2,824,719	$ 1,412,390	$ 760,594
Cargo and mail revenue	101,765	71,577	21,002
Other operating revenue	38,549	25,964	19,407
Total operating revenue	2,965,033	1,509,931	801,003
Operating expenses
Fuel	1,052,637	383,179	166,723
Wages, salaries, benefits and other employees' expenses	380,385	258,128	256,327
Passenger servicing	70,080	35,869	27,566
Airport facilities and handling charges	192,584	131,335	59,536
Sales and distribution	224,465	129,877	70,395
Maintenance, materials and repairs	104,114	41,888	76,948
Depreciation and amortization	267,704	239,946	259,336
Impairment of non financial assets	0	(5,441)	243,097
Flight operations	97,256	55,766	30,028
Other operating and administrative expenses	125,424	87,426	71,977
Total operating expenses	2,514,649	1,357,973	1,261,933
Operating profit (loss)	450,384	151,958	(460,930)
Non-operating income (expense)
Finance cost	(87,631)	(76,234)	(73,045)
Finance income	18,030	10,849	19,963
Loss on foreign currency fluctuations	(9,812)	(6,174)	(8,459)
Net change in fair value of derivatives	17,189	(22,778)	(107,139)
Other net non-operating income (expense)	70	(3,291)	(1,169)
Total non-operating (expense) income	(62,154)	(97,628)	(169,849)
Profit (loss) before taxes	388,230	54,330	(630,779)
Income tax expense	(40,176)	(10,486)	23,717
Net profit (loss)	$ 348,054	$ 43,844	$ (607,062)
Earnings (loss) per share
Basic	$ 8.58	$ 1.03	$ (14.28)
Diluted	$ 7.88	$ 1.03	$ (14.28)